CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY
Current assets:
Cash and cash equivalents	$ 43,633		267,796		164,890		93,771
Restricted cash	37,709		231,434		398,706		456,250
Accounts receivable (net of allowance for doubtful accounts of RMB46,901, RMB43,833 and RMB29,596 (US$4,822) at June 30, 2011, June 30, 2012 and June 30, 2013, respectively)	166,725		1,023,256		970,839		1,122,810
Inventories	199,386		1,223,711		1,317,931		1,386,626
Prepayments and other current assets (net of allowance for doubtful accounts related to other current assets of RMB60, RMB4,140and RMB1,602 (US$261) at June 30, 2011, June 30, 2012 and June 30, 2013, respectively)	29,792		182,844		280,911		132,585
Deferred tax assets	10,383		63,727		86,139		65,429
Tax receivable	3,186		19,546		25,867		14,747
Short -term derivative assets	516		3,162		14,777		28,674
Assets held for sale	624		3,825		27,794		2,705,909
Amounts due from related parties	503		3,089		13,980		98,032
Total current assets	492,457		3,022,390		3,301,834		6,104,833
Non-current assets:
Property, plant and equipment, net	71,840		440,912		447,296		485,294
Investments under equity method	4,696		28,824		63,304		61,300
Intangible assets, net	7,124		43,725		371,825		398,465
Goodwill	3,286		20,167		893,009		893,009
Non-current prepayments	226	[1]	1,387	[1]	40,165	[1]	40,158	[1]
Other assets, net	16,921		103,851		114,162		61,066
Total non-current assets	104,093		638,866		1,929,761		1,939,292
Total assets	596,550		3,661,256		5,231,595		8,044,125
Current liabilities:
Short-term bank borrowings, and current position of long-term bank borrowings	93,669		574,883		592,661		485,885
Income tax payable	0		0		0		2,535
Accounts payable	118,036		724,432		845,005		735,673
Accrued expenses and other liabilities	75,461		463,137		344,094		493,914
Short-term derivative liabilities	1,908		11,708		7,310		14,313
Amounts due to related parties	2,072		12,713		4,520		40,503
Liabilities classified as held for sale	0		0		0		2,236,559
Total current liabilities	291,146		1,786,873		1,793,590		4,009,382
Non-current liabilities:
Long-term bank borrowing, net of current portion	77,240		474,052		683,456		1,228,993
Deferred tax liabilities	2,863		17,571		11,789		23,614
Other long-term liabilities	22,198		136,236		159,656		137,053
Total non-current liabilities	102,301		627,859		854,901		1,389,660
Total liabilities	393,447		2,414,732		2,648,491		5,399,042
Commitments and contingencies
Agria Corporation shareholders’ equity:
Shares capital (par value US$0.0000001 per share; 450,000,000,000 ordinary and 50,000,000,000 preferred shares authorized; 110,766,600 ordinary shares issued and outstanding at June 30, 2011, June 30, 2012 and June 30, 2013)	0		0		0		0
Additional paid-in capital	370,140		2,271,698		2,275,099		2,271,492
Statutory reserves	213		1,306		834		237
Accumulated other comprehensive loss	(26,007)		(159,618)		(98,678)		(123,425)
Accumulated deficit	(257,097)		(1,577,904)		(728,240)		(708,576)
Total Agria Corporation shareholders' equity	87,249		535,482		1,449,015		1,439,728
Non-controlling interest	115,854		711,042		1,134,089		1,205,355
Total Equity	203,103		1,246,524		2,583,104		2,645,083
Total liabilities and equity	$ 596,550		3,661,256		5,231,595		8,044,125

[1]	In 2008, the Company prepaid RMB 40 million for an extended lease term of land from December 31, 2028 to December 31, 2038 in respect of a parcel of land with land use right expiring on December 31, 2028. For the year ended June 30, 2013, the Company recognized a provision for impairment loss of non-current prepayments of RMB 40 million ($6.5 million). A detailed explanation of the impairment loss is set out in Note 11.